Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following:

	As of December 31,	As of June 30,
	2024	2025
	US$’000	US$’000
Cost:
Miners for Bitcoin	20,321	22,128
Total cost	20,321	22,128

Less: Accumulated depreciation	8,151	10,116

Property and equipment, net	12,170	12,012